DUE TO RELATED PARTIES	12 Months Ended
Sep. 30, 2025
DUE TO RELATED PARTIES
DUE TO RELATED PARTIES

NOTE 4. DUE TO RELATED PARTIES

The amounts due to related parties represent unsecured, non-interest-bearing advances from directors and a significant shareholder of the Company. These amounts are repayable on demand (see Note 9).

Due to Related Parties

	September 30, 2025	September 30, 2024
Due to directors	$203,647	$205,283
Due to significant shareholder	$75,722	$75,722
Total due to related parties	$279,369	$281,005

The balances as of September 30, 2025 and 2024 primarily comprise amounts due to:

– Michael Lee (Director and CEO)

– Ford Moore (Director)

– First Scion Investments Limited (shareholder holding more than 5%)

Additional details of related party transactions and balances are disclosed in Note 9.